Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 2010 Equity Incentive Plan	Jun. 30, 2012 2010 Equity Incentive Plan	Apr. 12, 2010 2010 Equity Incentive Plan Class E Common Stock	Jun. 30, 2012 Phantom Stock Plan Day	Dec. 31, 2011 Phantom Stock Plan Day	Dec. 31, 2010 Phantom Stock Plan	Dec. 31, 2009 Phantom Stock Plan	Jun. 30, 2012 Phantom Stock Plan Time Vested	Dec. 31, 2011 Phantom Stock Plan Time Vested	Jun. 30, 2012 RSU Plan Day	Jun. 30, 2012 RSU Plan Time Vested Maximum	Jun. 30, 2012 Phantom Share And RSU	Jun. 30, 2012 Restricted Stock Time Vested	Dec. 31, 2011 Restricted Stock Time Vested	Dec. 31, 2010 Restricted Stock Time Vested	Jun. 30, 2012 Restricted Stock Time Vested Maximum	Dec. 31, 2011 Restricted Stock Time Vested Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of fair market value of the Company available for share-based awards										2.00%	2.00%					2.00%
Maximum individual award as a percentage of shares available for award										5.00%	5.00%
Days from vesting date to cash settlement										120	120					120
Vesting period														5 years	5 years		3 years					5 years	5 years
Estimated fair value per share at end of period											$ 16.57							$ 12.57	$ 563.30	$ 747.08
Aggregate intrinsic value of unvested shares outstanding											$ 2,084							$ 2,940	$ 4,966	$ 8,655
Shares reserved for issuance under the 2010 Plan							86,301	86,301
Restricted stock used for tax withholding																			643	528
Shares expected to be repurchased during the next twelve months																			1,000	1,000
Payments for share based compensation	800	276	862	276							306	1,445	809							355	0
Stock-based compensation costs included in accrued payroll and benefits payable	2,590		2,590		2,359	321
Unrecognized stock-based compensation cost	14,232		14,232		17,221
Unrecognized stock-based compensation cost recognized over weighted-average period (in years)			3 years		3 years 3 months 18 days
Common stock owned by CCMP (in shares)									504,276
Reclassification from additional paid-in capital to stock-based compensation liabilities					$ 2,640		$ 2,640